MALACHI MILLENNIUM INCOME
                                      TRUST

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                 MARCH 31, 2001

                    TREASURERS' GOVERNMENT MONEY MARKET FUND

                                                 MALACHI MILLENNIUM INCOME TRUST

                                        Treasurers' Government Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES - March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at cost and value (Note 2)         $ 26,416,807
     Investment in repurchase agreements (Note 2)                     2,479,468
     Cash                                                                   788
     Receivable from Investment Manager (Note 3)                         45,656
     Interest receivable                                                  1,698
     Other assets                                                        22,650
                                                                   ------------
          Total Assets                                               28,967,067
                                                                   ------------

LIABILITIES
     Dividends payable                                                   24,597
     Payable to affiliate (Note 3)                                        5,000
     Other accrued expenses                                               3,339
                                                                   ------------
          Total Liabilities                                              32,936
                                                                   ------------

NET ASSETS                                                         $ 28,934,131
                                                                   ============

NET ASSETS CONSIST OF:
     Paid-in capital                                               $ 28,955,986
     Accumulated net realized losses from
          security transactions                                         (21,855)
                                                                   ------------

NET ASSETS                                                         $ 28,934,131
                                                                   ============

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                      28,955,987
                                                                   ============

Net asset value, redemption price and
     offering price per share (Note 2)                             $       1.00
                                                                   ============

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST

                                        Treasurers' Government Money Market Fund

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest income                                               $    628,427
                                                                   ------------

EXPENSES
     Investment management fees (Note 3)                                 21,159
     Administration, fund accounting, shareholder
          services and transfer agent fees (Note 3)                      30,000
     Professional fees                                                   18,758
     S & P rating expense                                                11,000
     Trustees' fees and expenses                                          3,635
     Insurance expense                                                    3,529
     Registration and filing fees                                         1,103
     Reports to shareholders                                                355
     Other expenses                                                       1,324
                                                                   ------------
          Total Expenses                                                 90,863
     Fees waived and expenses reimbursed by the
          Investment Manager (Note 3)                                   (64,415)
                                                                   ------------
          Net Expenses                                                   26,448
                                                                   ------------

NET INVESTMENT INCOME                                                   601,979
                                                                   ------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS                                --
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    601,979
                                                                   ============

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST

                                        Treasurers' Government Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                  Six Months Ended
                                                                   March 31, 2001        Year Ended
                                                                    (Unaudited)      September 30, 2000
                                                                   --------------      --------------

FROM OPERATIONS
     Net investment income                                         $      601,979      $    1,498,621
     Net realized gains (losses) from security transactions                    --              (2,476)
                                                                   --------------      --------------
          Net increase in net assets resulting from operations            601,979           1,496,145
                                                                   --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                          (601,979)         (1,498,621)
                                                                   --------------      --------------

FROM CAPITAL SHARE TRANSACTIONS (a)
     Proceeds from shares sold                                         11,293,351         161,219,242
     Net asset value of shares issued in reinvestment
          of distributions to shareholders                                414,784             544,133
     Payments for shares redeemed                                         (26,464)       (210,049,213)
                                                                   --------------      --------------
          Net increase (decrease) in net assets from
               capital share transactions                              11,681,671         (48,285,838)
                                                                   --------------      --------------

          Total increase (decrease) in net assets                      11,681,671         (48,288,314)

NET ASSETS
     Beginning of period                                               17,252,460          65,540,774
                                                                   --------------      --------------
     End of period                                                 $   28,934,131      $   17,252,460
                                                                   ==============      ==============

(a)  Capital share transactions are identical to the dollar value shown.

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST

                                        Treasurers' Government Money Market Fund

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                 Six Months
                                                    Ended          Year           Year          Year          Year          Year
                                                  March 31,        Ended          Ended         Ended         Ended         Ended
                                                    2001      September 30,  September 30, September 30, September 30, September 30,
                                                 (Unaudited)       2000           1999          1998          1997          1996
                                                  --------       --------       --------      --------      --------      --------
PER SHARE DATA
--------------
Net asset value at beginning of period            $   1.00       $   1.00       $   1.00      $   1.00      $   1.00      $   1.00

Net investment income                                0.029          0.057          0.049         0.053         0.051         0.052

Dividends from net investment income                (0.029)        (0.057)        (0.049)       (0.053)       (0.051)       (0.052)
                                                  --------       --------       --------      --------      --------      --------

Net asset value at end of period                  $   1.00       $   1.00       $   1.00      $   1.00      $   1.00      $   1.00
                                                  ========       ========       ========      ========      ========      ========

Total Return                                         4.79%(a)       5.89%          5.03%         5.33%         5.06%         5.27%
                                                  ========       ========       ========      ========      ========      ========

RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's)               $ 28,934       $ 17,252       $ 65,541      $ 33,708      $    111      $    132

Ratios net of fees waived and expenses
reimbursed by Investment Manager (Note 3)
     Ratio of net expenses to average net assets     0.25%(a)       0.25%          0.25%         0.22%         0.00%         0.00%
     Ratio of net investment income to average
          net assets                                 5.69%(a)       5.67%          4.92%         5.33%         5.06%         5.25%

Ratios assuming no fees waived and expenses
reimbursed by Investment Manager (Note 3)
     Ratio of expenses to average net assets         0.92%(a)       0.77%          0.69%         0.80%        30.19%        14.42%
     Ratio of net investment income to average
          net assets                                 5.02%(a)       5.15%          4.48%         4.74%       -25.13%        -9.17%

(a)  Annualized.

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST

                                        Treasurers' Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS - March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------------------

                                                                 PAR VALUE         VALUE
                                                                ------------    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 91.3%

     Federal Agricultural Mortgage Corporation
          discount note, due 4/12/2001                          $  2,010,000    $  2,007,083
          discount note, due 4/24/2001                             7,955,000       7,930,859
                                                                                ------------
               Total Federal Agricultural Mortgage Corporation                     9,937,942
                                                                                ------------

     Federal Home Loan Bank
          discount note, due 4/4/2001                              8,033,000       8,029,572
                                                                                ------------

     Federal Home Loan Mortgage Corporation
          discount note, due 4/3/2001                              5,000,000       4,998,539
          discount note, due 4/6/2001                              3,000,000       2,997,908
          discount note, due 6/8/2001                                264,000         261,462
                                                                                ------------
               Total Federal Home Loan Mortgage Corporation                        8,257,909
                                                                                ------------

     Federal National Mortgage Association
          discount note, due 4/23/2001                               192,000         191,384
                                                                                ------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         $ 26,416,807
                                                                                ------------

REPURCHASE AGREEMENTS (a) - 8.6%
                                                                Face Amount
                                                                ------------
     Lehman Brothers,
          4.93%, dated 3/27/2001, due 4/2/2001,
          repurchase proceeds of $2,481,506                     $  2,479,468    $  2,479,468
                                                                                ------------

TOTAL INVESTMENTS AT VALUE (AMORTIZED COST $28,896,275) - 99.9%                 $ 28,896,275

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                          37,856
                                                                                ------------

NET ASSETS - 100.0%                                                             $ 28,934,131
                                                                                ============

(a) Repurchase agreements are fully collateralized by U.S. Government agency securities.

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST

                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Malachi Millennium Income Trust, formerly the Millennium Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income, consistent with protection of capital. The Fund is expecting to maintain a constant net asset value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

                                                 MALACHI MILLENNIUM INCOME TRUST

                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to voluntarily reduce operating expenses during the six months ended March 31, 2001, Trias agreed to reimburse the Fund the amount by which its total operating expenses exceeded .25% of average daily net assets. For the six months ended March 31, 2001, the total of such reimbursements was $64,415.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the six months ended March 31, 2001, Ultimus was paid $30,000 of fees under the Agreement.